Nature of the Business and Basis of Presentation - Proposed Merger (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 31, 2023
Nature of the Business and Basis of Presentation
Par value per share (in $ per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Cara Therapeutics Inc.
Nature of the Business and Basis of Presentation
Par value per share (in $ per share)			$ 0.001
Cara Therapeutics Inc. | Minimum
Nature of the Business and Basis of Presentation
Net cash at effective time			$ 18.0